NOTES PAYABLE - Schedule of debt (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Debt Instrument [Line Items]
Notes Payable	$ 44,855,422	$ 21,391,701
Less Unamortized Debt Issuance Costs and Loan Origination Fees		(5,421,622)
Net Amount	44,855,422	15,970,079
Less Current Portion of Notes Payable	(37,986)	(601,187)
Notes Payable, Net of Current Portion	$ 44,817,436	15,368,892
Stated interest rate	6.00%
Note payable maturing in June 2021, 7.00% pe annum
Debt Instrument [Line Items]
Notes Payable	$ 0	343,435
Stated interest rate	7.00%			7.00%
Note payable maturing in December 2020, 8.00% pe annum
Debt Instrument [Line Items]
Notes Payable	$ 0	212,821
Stated interest rate	8.00%		8.00%
Convertible note payable maturing in February 2023, 8.00% pe annum
Debt Instrument [Line Items]
Notes Payable		20,790,514
Stated interest rate	8.00%
Term loan payable maturing in November 2026, 10.00% pe annum
Debt Instrument [Line Items]
Notes Payable	$ 44,616,587
Stated interest rate	10.00%
Other-Vehicle Loans
Debt Instrument [Line Items]
Notes Payable	$ 238,835	$ 44,931